FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Schedule of impact on pre-tax loss of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD

	Impact of currency rate change on pre-tax loss
	10% increase	10% decrease
Cash and cash equivalents	$11,629	$(11,629)
Receivables and other	16,098	(16,098)
Marketable securities	1,647	(1,647)
Accounts payable and accrued liabilities	(5,234)	5,234

Schedule of carrying amount of financial assets represents the maximum credit exposure

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	$630,623	$1,094,550
Short-term investments	11,649,079	—
	$12,279,702	$1,094,550

Schedule of contractual undiscounted cash flow requirements for contractual obligations

	Carrying	Contractual	Due within	Due within	Due within
	amount	cash flows	1 year	2 years	3 years
Accounts payable and accrued liabilities	$97,825	$97,825	$97,825	$—	$—
	$97,825	$97,825	$97,825	$—	$—

	Carrying	Contractual	Within	Within	Within
	Amount	Cash Flows	1 year	2 years	3 years
	$	$	$	$	$

Accounts payable and accrued liabilities	77,048	77,048	77,048	—	—
Total as at December 31, 2021	77,408	77,048	77,048	—	—

Schedule of financial assets and liabilities by level within the fair value hierarchy

As at December 31, 2022	Carrying value		Fair value
	FVTPL	Amortized cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$630,623	$—	$—	$—
Short-term investments	—	11,649,079	—	—	—
Marketable securities	16,473	—	16,472	—	1
	$16,473	$12,279,702	$16,472	$—	$1

As at December 31, 2021	Carrying value		Fair value
	FVTPL	Amortized	Level 1	Level 2	Level 3
		cost
Financial assets
Cash and cash equivalents	$—	$1,094,550	$—	$—	$—
Marketable securities	196,847	—	193,572	—	3,275
	$196,847	$1,094,550	$193,572	$—	$3,275